DEBT - Convertible Debt - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 13, 2019	Nov. 22, 2019	Jun. 30, 2023	Jun. 30, 2022	Apr. 30, 2020	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 09, 2021
Debt
Number common shares to purchase of warrants										13,750
Warrant exercise price (in dollars per share)					$ 100.00					$ 151.00
Term of warrants										48 months
Face amount					$ 1,700
Common share purchase warrants per unit										1
Interest expense			$ 455	$ 361		$ 977	$ 769	$ 1,451	$ 760
First tranche | Finder
Debt
Term of debt		3 years
Fourth tranche
Debt
Term of debt					4 years
Convertible Debt
Debt
Face amount			3,450			3,450		3,450
Interest expense			$ 75	$ 77		$ 221	$ 221	221	304
Convertible Debt
Debt
Gross proceeds		$ 4,000
Option to increase the offering		$ 2,000
Number common shares to purchase of warrants					72
Warrant exercise price (in dollars per share)		$ 190.00			$ 190.00
Term of warrants					3 years
Conversion price (in dollars per share)					$ 140.00
Term of debt		4 years			4 years
Interest rate		9.00%			9.00%
Face amount								$ 3,450	$ 3,450
Price Per Unit					$ 1
Convertible Debt | Finder
Debt
Term of warrants					3 years
Conversion price (in dollars per share)					$ 190.00
Number of warrants issued					563
Payments To Finders					$ 79
Convertible Debt | First tranche
Debt
Number common shares to purchase of warrants		3
Warrant exercise price (in dollars per share)		$ 9.50
Conversion price (in dollars per share)		$ 140.00
Term of debt		4 years
Conversion feature		$ 376
Face amount	$ 965	965
Warrants to purchase		$ 188
Price Per Unit		$ 1
Number of warrants issued	3,445
Fair value of the debt		$ 401
Payments To Finders		$ 67
Convertible Debt | First tranche | Finder
Debt
Term of warrants		3 years
Number of warrants issued		9,650
Convertible Debt | Second tranche
Debt
Term of debt					4 years
Conversion feature					$ 152
Face amount					469
Warrants to purchase					58
Fair value of the debt					$ 259
Convertible Debt | Third tranche
Debt
Term of debt					4 years
Conversion feature					$ 291
Face amount					886
Warrants to purchase					112
Fair value of the debt					483
Convertible Debt | Fourth tranche
Debt
Conversion feature					96
Face amount					300
Warrants to purchase					45
Fair value of the debt					$ 159